Trading properties (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Trading properties
Inflation adjusted cost	$ 57,107
Net realizable value	37,982
Impairment loss	19,125
Net book value	$ 11,471	$ 11,512